Expense Example, No Redemption - Class 529-C	Dec. 30, 2025 USD ($)
American Funds College 2042 Fund | American Funds College 2042 Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 158
Expense Example, No Redemption, 3 Years	490
Expense Example, No Redemption, 5 Years	845
Expense Example, No Redemption, 10 Years	1,403
American Funds College 2039 Fund | American Funds College 2039 Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	155
Expense Example, No Redemption, 3 Years	480
Expense Example, No Redemption, 5 Years	829
Expense Example, No Redemption, 10 Years	1,337
American Funds College 2036 Fund | American Funds College 2036 Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	152
Expense Example, No Redemption, 3 Years	471
Expense Example, No Redemption, 5 Years	813
Expense Example, No Redemption, 10 Years	1,296
American Funds College 2033 Fund | American Funds College 2033 Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	149
Expense Example, No Redemption, 3 Years	462
Expense Example, No Redemption, 5 Years	797
Expense Example, No Redemption, 10 Years	1,261
American Funds College 2030 Fund | American Funds College 2030 Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	147
Expense Example, No Redemption, 3 Years	456
Expense Example, No Redemption, 5 Years	787
Expense Example, No Redemption, 10 Years	1,238
American Funds College 2027 Fund | American Funds College 2027 Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	146
Expense Example, No Redemption, 3 Years	452
Expense Example, No Redemption, 5 Years	782
Expense Example, No Redemption, 10 Years	1,226
American Funds College Enrollment Fund | American Funds College Enrollment Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	146
Expense Example, No Redemption, 3 Years	452
Expense Example, No Redemption, 5 Years	782
Expense Example, No Redemption, 10 Years	$ 1,220